Equity (Reclassified Out of Accumulated Other Comprehensive Income and Affected Line Items in Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Kyocera Corporation's shareholders		¥ (81,789)	¥ (103,843)	¥ (109,047)
Gains on sales of securities, net		(1,629)	(193)	(20,600)
Net sales		(1,577,039)	(1,422,754)	(1,479,627)
Cost of sales		1,200,911	1,049,472	1,093,467
Foreign currency transaction gains, net		827	(1,278)	(3,820)
Other, net		3,614	(373)	(1,712)
Income before income taxes		(131,866)	(137,849)	(145,583)
Income taxes		46,881	28,442	31,392
Net income		(84,985)	(109,407)	(114,191)
Net income attributable to noncontrolling interests		3,196	5,564	5,144
Pension Adjustments Including Portion Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, before income taxes	[1]	(1,324)	(808)	(1,435)
Total reclassifications for the period, income taxes		555	327	755
Total reclassifications for the period		(769)	(481)	(680)
Pension Adjustments Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		(94)	(80)	(109)
Pension Liability Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		(863)	(561)	(789)
Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period		370	(703)	(14,734)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains on Securities Including Portion Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of securities, net		(1,594)	(190)	(20,350)
Other, net		103	31	(304)
Income before income taxes		(1,491)	(159)	(20,654)
Income taxes		450	50	6,608
Net income		(1,041)	(109)	(14,046)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains on Securities Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to noncontrolling interests		41	31	56
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains on Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Kyocera Corporation's shareholders		(1,000)	(78)	(13,990)
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Losses on Derivative Financial Instruments Including Portion Attributable to Noncontrolling Interests | Foreign Currency Forward Contracts and Interest Rate Swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales		(255)	(116)	(101)
Cost of sales		190	301	95
Foreign currency transaction gains, net		(7)	(35)	3
Other, net		85	90	87
Income before income taxes		13	240	84
Income taxes		(27)	(59)	(27)
Net income		(14)	181	57
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Losses on Derivative Financial Instruments Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to noncontrolling interests		20	(33)	1
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Losses on Derivative Financial Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Kyocera Corporation's shareholders		6	148	58
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments Including Portion Attributable to Noncontrolling Interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net		3,182	(212)	(13)
Income before income taxes		3,182	(212)	(13)
Income taxes		(955)
Net income		2,227	(212)	(13)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Kyocera Corporation's shareholders		¥ 2,227	¥ (212)	¥ (13)

[1]	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to Kyocera's consolidated financial statements included in this annual report on Form 20-F.